Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Net income (loss) attributable to DouYu's ordinary shareholders		¥ 39,753,232	¥ (876,279,828)	¥ (612,897,944)
Transfers to noncontrolling interest
Decrease in DouYu's additional paid-in capital due to vest of Gogo Glocal's noncontrolling interest restricted shares (Note 15)		(22,209,344)
Decrease in DouYu's additional paid-in capital for acquisition of shares of Gogo Glocal's noncontrolling interest	[1]	(11,107,350)
Net transfers to noncontrolling interest		(33,316,694)
Change from net income attribute to DouYu and transfers to noncontrolling interest		¥ 6,436,538	¥ (876,279,828)	¥ (612,897,944)

[1]	In October, 2019, the Group purchased 444,444 ordinary shares from the founders of Gogo Glocal with cash consideration of US$2,760,025 (equivalent of RMB19,520,000) at a determinable fair value of US$6.21 per share. See details in Note 15 II. Non-vested Gogo Glocal restricted shares. As a result, additional paid-in capital increased and the value of the noncontrolling interest decreased.